Note 4 - Accounting Policies and New Standards Adopted - Reconciliation of Total Operating Lease Commitments to the Lease Liability Recognized (Details) - CAD ($) $ in Thousands	Sep. 30, 2019	Apr. 01, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Total operating lease commitments disclosed at March 31, 2019	$ 3,628,720	$ 18,525	$ 21,243
Short-term leases and other minor adjustments		(707)
Operating lease liabilities before discounting		20,536
Discounted using the incremental borrowing rate		(2,011)
Total lease liabilities	$ 3,628,720	$ 18,525	$ 21,243